Available-for-sale securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities
Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Insurance Services, that have been classified as available-for-sale and recorded at fair value. These investments are primarily included in Other assets in Statement 3. Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 3).  Realized gains and losses on sales of investments are generally determined using the specific identification method for debt and equity securities and are included in Other income (expense) in Statement 1.

The cost basis and fair value of available-for-sale securities were as follows:

	December 31, 2015			December 31, 2014
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$9	$—	$9	$10	$—	$10
Other U.S. and non-U.S. government bonds	71	1	72	94	—	94

Corporate bonds
Corporate bonds	701	7	708	677	16	693
Asset-backed securities	129	—	129	103	2	105

Mortgage-backed debt securities
U.S. governmental agency	291	1	292	292	2	294
Residential	12	—	12	15	—	15
Commercial	59	2	61	63	4	67

Equity securities
Large capitalization value	243	30	273	150	83	233
Real estate investment trust (REIT)	25	—	25	—	—	—
Smaller company growth	37	17	54	17	26	43
Total	$1,577	$58	$1,635	$1,421	$133	$1,554

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2015
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$242	$3	$27	$1	$269	$4
Asset-backed securities	84	1	10	1	94	2
Mortgage-backed debt securities
U.S. governmental agency	135	1	57	1	192	2
Equity securities
Large capitalization value	97	8	2	—	99	8
Smaller company growth	14	1	—	—	14	1
Total	$572	$14	$96	$3	$668	$17

	December 31, 2014
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$195	$1	$32	$—	$227	$1
Mortgage-backed debt securities
U.S. governmental agency	34	—	140	3	174	3
Equity securities
Large capitalization value	15	2	1	—	16	2
Total	$244	$3	$173	$3	$417	$6

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds. The unrealized losses on our investments in corporate bonds and asset-backed securities relate to changes in interest rates and credit-related yield spreads since time of purchase. We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis. We do not consider these investments to be other-than-temporarily impaired as of December 31, 2015.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities relate to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2015.

Equity Securities.  The unrealized losses on our investments in equity securities relate to inherent risks of individual holdings and/or their respective sectors. We do not consider these investments to be other-than-temporarily impaired as of December 31, 2015.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2015, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2015
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$124	$124
Due after one year through five years	709	716
Due after five years through ten years	49	50
Due after ten years	28	28
U.S. governmental agency mortgage-backed securities	291	292
Residential mortgage-backed securities	12	12
Commercial mortgage-backed securities	59	61
Total debt securities – available-for-sale	$1,272	$1,283

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2015	2014	2013
Proceeds from the sale of available-for-sale securities	$351	$434	$449
Gross gains from the sale of available-for-sale securities	$64	$38	$22
Gross losses from the sale of available-for-sale securities	$2	$2	$2